UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-22436

EntrepreneurShares Series Trust

(Exact name of registrant as specified in charter)

175 Federal Street, Suite #875

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman

175 Federal Street, Suite #875

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-917-2605

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

EntrepreneurShares Series Trust™

EntrepreneurShares Series Trust (“Trust”) is a registered investment company consisting of separate investment portfolios called “Funds.” This Semi-Annual Report relates solely to the following Funds:

Name	Ticker Symbol
ERShares Global Fund	ENTIX
ERShares US Small Cap Fund	IMPAX
ERShares US Large Cap Fund	IMPLX

December 31, 2020

175 Federal Street

Suite #875

Boston, MA 02110

Toll Free: 877-271-8811

ERShares Global Fund

SCHEDULE OF INVESTMENTS SUMMARY TABLE
December 31, 2020 (Unaudited)

Percentage of
Net Assets
Communications	16.21%
Consumer Discretionary	7.43%
Consumer Staples	1.27%
Energy	0.00%
Financials	1.85%
Health Care	39.94%
Industrials	2.85%
Real Estate	0.00%
Technology	29.58%
Other Assets and Liabilities	0.87%
Total	100.00%

Portfolio holdings and allocations are subject to change.

ERShares Global Fund

SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.13%
Argentina — 1.95%
Consumer Discretionary — 1.95%
MercadoLibre, Inc.	797	$1,335,150

Total Argentina		1,335,150

Australia — 3.36%
Communications — 0.86%
SEEK, Ltd.	26,824	590,000

Technology — 2.50%
Technology One Ltd. (a)	148,303	937,541
WiseTech Global Ltd.	32,500	770,468
		1,708,009
Total Australia		2,298,009

Belgium — 2.61%
Technology — 2.61%
Materialise NV - ADR (a)	33,000	1,788,930

Total Belgium		1,788,930

Canada — 3.02%
Consumer Staples — 1.27%
Alimentation Couche-Tard, Inc., Class B	25,373	867,757

Technology — 1.75%
Constellation Software, Inc.	922	1,197,260

Total Canada		2,065,017

China — 10.65%
Communications — 3.50%
Bilibili, Inc. - ADR (a),(b)	5,000	428,600
DouYu International Holdings, Ltd. - ADR (a)	125,000	1,382,499
Weimob, Inc. (a)	325,000	584,396
		2,395,495
Consumer Discretionary — 2.45%
Li Auto, Inc., Class A - ADR (a),(b)	15,000	432,450
Niu Technologies - ADR (a),(b)	44,300	1,242,615
		1,675,065

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
China (Continued)
Financials — 1.67%
Futu Holdings, Ltd. - ADR (a),(b)	25,000	$1,143,750

Health Care — 3.03%
BeiGene Ltd. - ADR (a),(b)	3,250	839,768
Sino Biopharmaceutical Ltd.	1,269,433	1,228,095
		2,067,863
Total China		7,282,173

Denmark — 3.08%
Health Care — 3.08%
Ascendis Pharma A/S - ADR (a)	4,892	815,888
Genmab A/S (a)	3,204	1,295,294
		2,111,182
Total Denmark		2,111,182

France — 3.69%
Health Care — 1.58%
Cellectis S.A. - ADR (a)	40,000	1,082,400

Technology — 2.11%
Teleperformance	4,350	1,441,737

Total France		2,524,137

Guernsey — 0.18%
Financials — 0.18%
Burford Capital Ltd.	12,791	124,366

Total Guernsey		124,366

Israel — 2.54%
Communications — 1.00%
Fiverr International, Ltd. (a)	3,500	682,850

Technology — 1.54%
Check Point Software Technologies Ltd. (a)	7,931	1,054,109

Total Israel		1,736,959

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Japan — 2.63%
Communications — 1.52%
GMO internet, Inc.	36,334	$1,041,934

Consumer Discretionary — 1.11%
Rakuten, Inc.	79,016	760,660

Total Japan		1,802,594

Luxembourg — 2.31%
Communications — 2.31%
Spotify Technology S.A. (a)	5,020	1,579,593

Total Luxembourg		1,579,593

Netherlands — 1.36%
Technology — 1.36%
Adyen N.V. (a)	400	930,898

Total Netherlands		930,898

Singapore — 0.36%
Communications — 0.36%
Sea Ltd. - ADR (a)	1,250	248,813

Total Singapore		248,813

Sweden — 1.02%
Consumer Discretionary — 0.89%
Evolution Gaming Group A.B.	6,000	608,780

Health Care — 0.13%
Cellavision A.B.	2,316	86,418

Total Sweden		695,198

Switzerland — 3.80%
Health Care — 3.80%
CRISPR Therapeutics AG (a)	17,000	2,602,871

Total Switzerland		2,602,871

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
United Kingdom — 1.06%
Industrials — 1.06%
HomeServe plc	51,915	$727,686

Total United Kingdom		727,686

United States — 55.51%
Communications — 6.67%
Roku, Inc. (a)	7,609	2,526,340
Zillow Group, Inc., Class A (a)	15,000	2,039,100
		4,565,440
Consumer Discretionary — 1.03%
Tesla, Inc. (a)	1,000	705,670

Health Care — 28.31%
Accolade, Inc. (a),(b)	24,900	1,083,150
Arcturus Therapeutics Holdings, Inc. (a)	12,000	520,560
Beam Therapeutics, Inc. (a),(b)	8,000	653,120
Castle Biosciences, Inc. (a)	13,000	872,950
Exact Sciences Corp. (a)	10,000	1,324,900
Intellia Therapeutics, Inc. (a),(b)	58,000	3,155,201
Invitae Corp. (a),(b)	40,000	1,672,400
Iovance Biotherapeutics, Inc. (a)	20,000	928,000
Masimo Corp. (a)	6,776	1,818,543
Personalis, Inc. (a)	16,000	585,760
Regeneron Pharmaceuticals, Inc. (a)	1,587	766,696
Seagen, Inc. (a)	10,000	1,751,400
Teladoc Health, Inc. (a),(b)	5,776	1,154,969
Twist Bioscience Corp. (a)	15,000	2,119,350
Veracyte, Inc. (a)	20,000	978,800
		19,385,799
Industrials — 1.79%
Cognex Corp.	15,281	1,226,835

Technology — 17.71%
Bill.com Holdings, Inc. (a)	5,000	682,500
Cloudflare, Inc. (a)	9,000	683,910
Crowdstrike Holdings, Inc., Class A (a)	5,000	1,059,100
Datadog, Inc. (a)	10,000	984,400
Microchip Technology, Inc.	9,859	1,361,626
Ontrak, Inc. (a),(b)	20,000	1,235,800
Phreesia, Inc. (a)	25,000	1,356,500

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
United States (Continued)
Technology (Continued)
Pure Storage, Inc., Class A (a)	70,000	$1,582,700
salesforce.com, Inc. (a)	2,500	556,325
Square, Inc., Class A (a)	5,000	1,088,200
Veeva Systems, Inc., Class A (a)	3,157	859,493
Zoom Video Communications, Inc., Class A (a),(b)	2,000	674,640
		12,125,194
Total United States		38,008,938

TOTAL COMMON STOCKS (Cost $48,889,073)		67,862,514

Money Market Funds — 19.89%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.00% (c)(d)	8,474,467	8,474,467
Fidelity Institutional Money Market Government Portfolio, Class I, 0.01% (c)(d)	22,035	22,035
Fidelity Investments Money Market Treasury Only Portfolio, Class I, 0.01% (c)(d)	646,476	646,476
Invesco Short-Term Investment Trust Government & Agency Portfolio, Institutional Class, 0.03% (c)(d)	4,391,808	4,391,808
JPMorgan U.S. Government Money Market Fund, Capital Class, 0.03% (c)(d)	84,099	84,099

TOTAL MONEY MARKET FUNDS (Cost $13,618,885)		13,618,885

Total Investments — 119.02% (Cost $62,507,958)		81,481,399
Liabilities in Excess of Other Assets — (19.02)%		(13,021,505)
Net Assets — 100.00%		$68,459,894

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2020. The total value of securities on loan as of December 31, 2020 was $12,288,756.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2020.

(d)	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $12,972,409. See Note 2.

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS COUNTRY OF RISK TABLE
December 31, 2020 (Unaudited)

Percentage of
Investments
Argentina	2.00%
Australia	3.45%
Belgium	2.68%
Canada	1.30%
Cayman Islands	10.92%
Denmark	3.17%
France	3.79%
Guernsey	0.19%
Israel	2.61%
Japan	2.70%
Netherlands	1.40%
Singapore	0.37%
Sweden	3.41%
Switzerland	3.90%
United Kingdom	1.09%
United States	55.51%
Total	100.00%

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS SUMMARY TABLE
December 31, 2020 (Unaudited)

Percentage of
Net Assets
Communications	2.59%
Consumer Discretionary	5.01%
Consumer Staples	0.71%
Energy	1.80%
Financials	6.54%
Health Care	50.67%
Industrials	4.03%
Materials	0.92%
Real Estate	3.23%
Technology	22.21%
Other Assets and Liabilities	2.29%
Total	100.00%

Portfolio holdings and allocations are subject to change.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.71%
Communications — 2.59%
Cargurus, Inc. (a)	96,464	$3,060,802
HealthStream, Inc. (a)	46,764	1,021,326
HUYA, Inc. - ADR (a),(b)	100,000	1,993,000
		6,075,128
Consumer Discretionary — 5.01%
Freshpet, Inc. (a)	25,000	3,549,750
GrowGeneration Corp. (a)	100,000	4,022,000
Niu Technologies - ADR (a),(b)	148,800	4,173,840
		11,745,590
Consumer Staples — 0.71%
AquaBounty Technologies, Inc. (a)	190,400	1,667,904

Energy — 1.80%
Ameresco, Inc., Class A (a)	80,792	4,220,574

Financials — 6.54%
Live Oak Bancshares, Inc.	132,025	6,265,906
Pinnacle Financial Partners, Inc.	27,994	1,802,814
Preferred Bank	27,585	1,392,215
Trupanion, Inc. (a),(b)	49,000	5,865,790
		15,326,725
Health Care — 50.67%
Accolade, Inc. (a),(b)	25,500	1,109,250
Allogene Therapeutics, Inc. (a),(b)	41,800	1,055,032
Arcturus Therapeutics Holdings, Inc. (a),(b)	110,000	4,771,800
Arrowhead Pharmaceuticals, Inc. (a)	30,685	2,354,460
Beam Therapeutics, Inc. (a),(b)	25,000	2,041,000
Berkeley Lights, Inc. (a),(b)	9,100	813,631
Castle Biosciences, Inc. (a)	25,000	1,678,750
Cellectis S.A. - ADR (a)	70,300	1,902,318
Corcept Therapeutics, Inc. (a)	177,300	4,638,168
CRISPR Therapeutics AG (a),(b)	50,000	7,655,500
Eagle Pharmaceuticals, Inc. (a)	35,815	1,667,905
Editas Medicine, Inc. (a),(b)	80,000	5,608,800
Exact Sciences Corp. (a)	34,702	4,597,668
Fate Therapeutics, Inc. (a)	32,000	2,909,760
Guardant Health, Inc. (a)	22,943	2,956,894
Intellia Therapeutics, Inc. (a),(b)	150,000	8,160,001
Invitae Corp. (a),(b)	135,000	5,644,350
Ionis Pharmaceuticals, Inc. (a),(b)	34,463	1,948,538
Iovance Biotherapeutics, Inc. (a)	80,000	3,712,000

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Health Care (Continued)
Kura Oncology, Inc. (a)	62,331	$2,035,730
LeMaitre Vascular, Inc. (b)	65,173	2,639,507
Madrigal Pharmaceuticals, Inc. (a),(b)	24,351	2,707,101
Medpace Holdings, Inc. (a)	17,698	2,463,562
Merit Medical Systems, Inc. (a)	31,915	1,771,602
Natera, Inc. (a)	50,000	4,976,000
Neurocrine Biosciences Inc. (a)	22,106	2,118,860
Pacific Biosciences of California, Inc. (a),(b)	150,000	3,891,000
Personalis, Inc. (a)	165,380	6,054,561
Syros Pharmaceuticals, Inc. (a)	168,600	1,829,310
Twist Bioscience Corp. (a)	50,000	7,064,500
Ultragenyx Pharmaceutical, Inc. (a)	25,582	3,541,316
Vapotherm, Inc. (a)	70,000	1,880,200
Veracyte, Inc. (a)	140,000	6,851,599
Zynex, Inc. (a),(b)	275,534	3,708,688
		118,759,361
Industrials — 4.03%
Avalara, Inc. (a)	17,026	2,807,417
Clean Harbors, Inc. (a)	41,966	3,193,613
Insperity, Inc.	42,216	3,437,226
		9,438,256
Materials — 0.92%
Encore Wire Corporation	35,700	2,162,349

Real Estate — 3.23%
eXp World Holdings, Inc. (a)	85,300	5,384,136
Medical Properties Trust, Inc.	99,957	2,178,063
		7,562,199
Technology — 22.21%
Appfolio, Inc., Class A (a),(b)	9,658	1,738,826
Bill.com Holdings, Inc. (a)	27,500	3,753,750
Cloudflare, Inc. (a)	34,000	2,583,660
Crowdstrike Holdings, Inc., Class A (a)	5,500	1,165,010
Fastly, Inc. (a),(b)	30,000	2,621,100
Impinj, Inc. (a)	50,316	2,106,731
MongoDB, Inc. (a)	13,042	4,682,600
Monolithic Power Systems, Inc. (b)	5,182	1,897,804

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Technology (Continued)
Omnicell, Inc. (a)	33,938	$4,073,239
Ontrak, Inc. (a),(b)	68,800	4,251,152
PagerDuty, Inc. (a),(b)	165,000	6,880,500
Phreesia, Inc. (a)	44,000	2,387,440
Pure Storage, Inc., Class A (a)	140,000	3,165,400
Schrodinger, Inc. (a)	25,000	1,979,500
Super Micro Computer, Inc. (a)	100,761	3,190,093
Vicor Corporation (a)	39,282	3,622,586
Zscaler, Inc. (a)	9,750	1,947,173
		52,046,564
TOTAL COMMON STOCKS (Cost $161,590,205)		229,004,650

Money Market Funds — 20.09%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.00% (c)(d)	30,677,569	30,677,569
Fidelity Institutional Money Market Government Portfolio, Class I, 0.01% (c)(d)	79,767	79,767
Fidelity Investments Money Market Treasury Only Portfolio, Class I, 0.01% (c)(d)	116,720	116,720
Invesco Short-Term Investment Trust Government & Agency Portfolio, Institutional Class, 0.03% (c)(d)	15,898,346	15,898,346
JPMorgan U.S. Government Money Market Fund, Capital Class, 0.03% (c)(d)	304,439	304,439

TOTAL MONEY MARKET FUNDS (Cost $47,076,841)		47,076,841

Total Investments — 117.80% (Cost $208,667,046)		276,081,491
Liabilities in Excess of Other Assets — (17.80)%		(41,724,399)
Net Assets — 100.00%		$234,357,092

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2020. The total value of securities on loan as of December 31, 2020 was $43,656,269.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2020.

(d)	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $46,960,121. See Note 2.

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

SCHEDULE OF INVESTMENTS SUMMARY TABLE
December 31, 2020 (Unaudited)

Percentage of
Net Assets
Communications	21.88%
Consumer Discretionary	5.86%
Financials	1.94%
Health Care	37.78%
Technology	30.22%
Other Assets and Liabilities	2.32%
Total	100.00%

Portfolio holdings and allocations are subject to change.

ERShares US Large Cap Fund

SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.68%
Communications — 21.88%
Alphabet, Inc., Class A (a)	1,400	$2,453,696
DouYu International Holdings, Ltd. - ADR (a)	150,000	1,659,000
Facebook, Inc., Class A (a)	12,000	3,277,920
Netflix, Inc. (a)	10,386	5,616,022
Roku, Inc. (a)	27,609	9,166,740
Spotify Technology S.A. (a)	12,000	3,775,920
Trade Desk, Inc. (The), Class A (a)	7,300	5,847,300
VeriSign, Inc. (a)	16,212	3,508,277
Zillow Group, Inc., Class A (a)	66,000	8,972,040
		44,276,915
Consumer Discretionary — 5.86%
Amazon.com, Inc. (a)	1,000	3,256,930
Copart, Inc. (a)	18,622	2,369,650
Li Auto, Inc., Class A - ADR (a),(b)	40,000	1,153,200
Tesla, Inc. (a)	6,000	4,234,020
XPeng, Inc. - ADR (a)	20,000	856,600
		11,870,400
Financials — 1.94%
BlackRock, Inc.	5,440	3,925,178

Health Care — 37.78%
Arcturus Therapeutics Holdings, Inc. (a)	45,000	1,952,100
Arrowhead Pharmaceuticals, Inc. (a)	57,498	4,411,822
CRISPR Therapeutics AG (a)	52,000	7,961,719
Danaher Corp.	10,000	2,221,400
Editas Medicine, Inc. (a),(b)	50,000	3,505,500
Exact Sciences Corp. (a)	35,000	4,637,150
Intellia Therapeutics, Inc. (a)	70,000	3,808,000
Invitae Corp. (a),(b)	140,000	5,853,400
Ionis Pharmaceuticals, Inc. (a)	29,244	1,653,456
Masimo Corp. (a)	22,850	6,132,483
Pacific Biosciences of California, Inc. (a)	150,000	3,891,000
Personalis, Inc. (a)	50,000	1,830,500
Regeneron Pharmaceuticals, Inc. (a)	4,115	1,987,998
ResMed, Inc.	16,125	3,427,530
Seagen, Inc. (a)	27,679	4,847,700
Teladoc Health, Inc. (a),(b)	34,196	6,837,832
Twist Bioscience Corp. (a)	47,000	6,640,629
United Therapeutics Corporation (a)	19,032	2,888,867
Veracyte, Inc. (a)	40,000	1,957,600
		76,446,686

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Technology — 30.22%
Bill.com Holdings, Inc. (a)	13,500	$1,842,750
Cloudflare, Inc. (a)	42,500	3,229,575
Crowdstrike Holdings, Inc., Class A (a)	15,000	3,177,300
Datadog, Inc. (a)	44,000	4,331,360
EPAM Systems, Inc. (a)	6,090	2,182,352
Fastly, Inc. (a)	20,000	1,747,400
Fortinet, Inc. (a)	20,156	2,993,771
NVIDIA Corp.	8,783	4,586,483
Okta, Inc. (a)	15,000	3,813,900
RingCentral, Inc., Class A (a)	5,000	1,894,850
salesforce.com, Inc. (a)	13,000	2,892,890
Square, Inc., Class A (a)	35,500	7,726,220
Synopsys, Inc. (a)	12,200	3,162,728
Twilio, Inc., Class A (a)	20,000	6,769,999
Ubiquiti, Inc.	8,000	2,228,080
Veeva Systems, Inc., Class A (a)	11,785	3,208,466
Zoom Video Communications, Inc., Class A (a),(b)	3,000	1,011,960
Zscaler, Inc. (a)	21,750	4,343,693
		61,143,777
TOTAL COMMON STOCKS (Cost $150,427,813)		197,662,956

Money Market Funds — 7.02%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.00% (c)(d)	9,273,488	9,273,488
Fidelity Institutional Money Market Government Portfolio, Class I, 0.01% (c)(d)	24,113	24,113
Invesco Short-Term Investment Trust Government & Agency Portfolio, Institutional Class, 0.03% (c)(d)	4,805,893	4,805,893
JPMorgan U.S. Government Money Market Fund, Capital Class, 0.03% (c)(d)	92,028	92,028

TOTAL MONEY MARKET FUNDS (Cost $14,195,522)		14,195,522

Total Investments — 104.70% (Cost $164,623,335)		211,858,478
Liabilities in Excess of Other Assets — (4.70)%		(9,516,933)
Net Assets — 100.00%		$202,341,545

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2020. The total value of securities on loan as of December 31, 2020 was $12,882,727.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2020.

(d)	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $14,195,522. See Note 2.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

	ERShares	ERShares	ERShares
	Global	US Small	US Large
	Fund	Cap Fund	Cap Fund
Assets
Investments, at cost	$62,507,958	$208,667,046	$164,623,335
Investments, at fair value (a)	81,481,399	276,081,491	211,858,478
Cash	2,841	—	4,723,792
Receivable for fund shares sold	—	—	102,488
Receivable for investments sold	—	8,199,707	—
Dividends and interest receivable	10,400	30,858	1,849
Securities lending income receivable	7,625	20,070	1,741
Tax reclaims receivable	23,642	496	366
Prepaid expenses	6,606	6,045	7,374
Total Assets	81,532,513	284,338,667	216,696,088

Liabilities
Collateral due to broker for securities loaned	12,972,409	46,960,121	14,195,522
Due to custodian	—	36,686	—
Payable for fund shares redeemed	—	2,321	—
Payable for investments purchased	—	2,779,204	—
Payable to Adviser	74,224	159,005	115,715
Payable to Administrator	5,609	14,907	15,508
Accrued expenses and other liabilities	20,377	29,331	27,798
Total Liabilities	13,072,619	49,981,575	14,354,543
Net Assets	$68,459,894	$234,357,092	$202,341,545

Net Assets consist of:
Paid-in capital	44,533,647	159,590,029	128,323,021
Accumulated earnings	23,926,247	74,767,063	74,018,524
Net Assets	$68,459,894	$234,357,092	$202,341,545
Institutional Class
Net Assets	$68,459,894	$234,357,092	$202,341,545
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	3,308,432	15,389,336	10,745,522
Net asset value, offering and redemption price per share	$20.69	$15.23	$18.83
Redemption price per share (NAV * 98%) (a)	$20.28	$14.93	$18.45

(a)	Includes securities on loan of $12,288,756, $43,656,269 and $12,882,727 (See Note 2).

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF OPERATIONS
For the six months ended December 31, 2020 (Unaudited)

	ERShares	ERShares	ERShares
	Global	US Small	US Large
	Fund	Cap Fund	Cap Fund
Investment Income
Dividend income (net of foreign taxes withheld of $6,304, $176 and $–)	$142,435	$375,003	$237,331
Interest income	95	218	287
Securities lending income	63,746	99,569	6,331
Total investment income	206,276	474,790	243,949

Expenses
Advisory fees	381,843	730,249	583,846
Fund accounting and administration fees	15,873	45,467	42,789
Auditing fees	8,694	8,695	8,695
Registration fees	8,496	11,673	12,109
Transfer agent	8,307	15,043	14,972
Custodian fees	6,071	4,433	4,428
Legal fees	5,644	13,474	12,168
Pricing fees	4,475	5,028	3,507
Trustees’ fees and expenses	1,225	3,794	3,496
Shareholder reporting fees	1,222	3,500	3,992
Insurance expense	1,202	1,907	1,603
Chief Compliance Officer fees	163	626	588
Miscellaneous	7,273	4,623	4,525
Total expenses	450,488	848,512	696,718
Fees contractually waived by Adviser	—	(19,795)	(22,889)
Net operating expenses	450,488	828,717	673,829
Net investment loss	(244,212)	(353,927)	(429,880)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	11,713,258	28,125,191	33,991,461
Foreign currency transactions	220	—	—
Net realized gain	11,713,478	28,125,191	33,991,461

Change in unrealized appreciation on:
Investments	6,618,071	44,104,116	17,581,873
Foreign currency translations	1,246	5	12
Net change in unrealized appreciation	6,619,317	44,104,121	17,581,885
Net realized and change in unrealized gain on investments	18,332,795	72,229,312	51,573,346
Net increase in net assets resulting from operations	$18,088,583	$71,875,385	$51,143,466

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	December 31,	June 30,
	2020	2020
	(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(244,212)	$(285,644)
Net realized gain on investments and foreign currency transactions	11,713,478	413,872
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	6,619,317	4,970,093
Net increase in net assets resulting from operations	18,088,583	5,098,321

Distributions to Shareholders
Institutional Class
From earnings	(6,630,435)	(1,788,910)
Total distributions to shareholders	(6,630,435)	(1,788,910)

Capital Transactions
Institutional Class
Proceeds from shares sold	133,697	483,631
Proceeds from redemption fees (a)	—	77
Reinvestment of distributions	5,884,564	1,436,494
Cost of shares redeemed	(250,353)	(17,779,977)
Net increase (decrease) in net assets resulting from capital transactions	5,767,908	(15,859,775)
Total Increase (Decrease) in Net Assets	17,226,056	(12,550,364)

Net Assets
Beginning of period	51,233,838	63,784,202
End of period	$68,459,894	$51,233,838

Share Transactions
Institutional Class
Shares sold	6,292	30,378
Shares issued in reinvestment of distributions	268,212	87,859
Shares redeemed	(12,226)	(1,114,539)
Net increase (decrease) in shares outstanding	262,278	(996,302)

(a)	The Fund charges a 2% redemption fee on shares redeemed within 5 business days of purchase. Shares are redeemed at the NAV if held longer than 5 days.

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	December 31,	June 30,
	2020	2020
	(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(353,927)	$(72,820)
Net realized gain on investments and foreign currency transactions	28,125,191	11,734,063
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	44,104,121	(8,945,811)
Net increase in net assets resulting from operations	71,875,385	2,715,432

Distributions to Shareholders
Institutional Class
From earnings	(30,803,421)	(9,831,600)
Total distributions to shareholders	(30,803,421)	(9,831,600)

Capital Transactions
Institutional Class
Proceeds from shares sold	665,789	13,368,391
Proceeds from redemption fees (a)	—	106
Reinvestment of distributions	30,801,244	9,828,304
Cost of shares redeemed	(2,009,750)	(12,963,251)
Net increase (decrease) in net assets resulting from capital transactions	29,457,283	10,233,550
Total Increase (Decrease) in Net Assets	70,529,247	3,117,382

Net Assets
Beginning of period	163,827,845	160,710,463
End of period	$234,357,092	$163,827,845

Share Transactions
Institutional Class
Shares sold	46,359	1,289,169
Shares issued in reinvestment of distributions	1,845,491	823,831
Shares redeemed	(147,119)	(115,447)
Net increase (decrease) in shares outstanding	1,744,731	997,553

(a)	The Fund charges a 2% redemption fee on shares redeemed within 5 business days of purchase. Shares are redeemed at the NAV if held longer than 5 days.

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	December 31,	June 30,
	2020	2020
	(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(429,880)	$(252,655)
Net realized gain on investments and foreign currency transactions	33,991,461	37,691,888
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	17,581,885	(13,899,964)
Net increase in net assets resulting from operations	51,143,466	23,539,269

Distributions to Shareholders
Institutional Class
From earnings	(36,057,302)	(8,147,630)
Total distributions to shareholders	(36,057,302)	(8,147,630)

Capital Transactions
Institutional Class
Proceeds from shares sold	2,291,171	8,188,540
Proceeds from redemption fees (a)	391	881
Reinvestment of distributions	36,005,768	8,143,889
Cost of shares redeemed	(2,350,412)	(13,737,301)
Net increase (decrease) in net assets resulting from capital transactions	35,946,918	2,596,009
Total Increase (Decrease) in Net Assets	51,033,082	17,987,648

Net Assets
Beginning of period	151,308,463	133,320,815
End of period	$202,341,545	$151,308,463

Share Transactions
Institutional Class
Shares sold	112,062	531,797
Shares issued in reinvestment of distributions	1,794,904	534,727
Shares redeemed	(116,317)	(898,773)
Net increase (decrease) in shares outstanding	1,790,649	167,751

(a)	The Fund charges a 2% redemption fee on shares redeemed within 5 business days of purchase. Shares are redeemed at the NAV if held longer than 5 days.

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

FINANCIAL HIGHLIGHTS – Institutional Class

(For a share outstanding during each period)

	Six Months
	Ended
	December 31,		Year Ended June 30,
	2020		2020	2019	2018	2017	2016
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$16.82		$15.78	$16.07	$14.65	$11.81	$12.19
Investment operations:
Net investment loss (a)	(0.07)		(0.08)	(0.06)	(0.10)	(0.07)	(0.07)
Net realized and unrealized gain (loss)	6.12		1.61	0.16	2.77	2.91	(0.27)
Total from investment operations	6.05		1.53	0.10	2.67	2.84	(0.34)
Less distributions to shareholders from:
Net investment income	—		—	—	—	—	(0.04)
Net realized gains	(2.18)		(0.49)	(0.39)	(1.25)	—	—
Total distributions	(2.18)		(0.49)	(0.39)	(1.25)	—	(0.04)
Net asset value, end of period	$20.69		$16.82	$15.78	$16.07	$14.65	$11.81
Total Return (b)	35.24	% (c)	9.80%	1.11%	18.65%	24.05%	(2.75)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$68,460		$51,234	$63,784	$63,082	$26,933	$21,782
Ratio of expenses to average net assets:
Before fees waived	1.47	% (d)	1.49%	1.47%	1.53%	1.74%	2.52%
After fees waived	1.47	% (d)	1.49%	1.56%	1.70%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.80	)% (d)	(0.51)%	(0.27)%	(0.47)%	(0.57)%	(1.43)%
After fees waived	(0.80	)% (d)	(0.51)%	(0.36)%	(0.64)%	(0.53)%	(0.61)%
Portfolio turnover rate	74	% (c)	61%	23%	38%	65%	71%

(a)	Based on average shares outstanding during the period.

(b)	Total returns would have been lower/higher had certain expenses not been waived/recovered by the advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

FINANCIAL HIGHLIGHTS – Institutional Class

(For a share outstanding during each period)

	Six Months
	Ended
	December 31,		Year Ended June 30,
	2020		2020		2019	2018	2017	2016
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$12.01		$12.71		$15.27	$12.75	$9.72	$11.45
Investment operations:
Net investment income (loss) (a)	(0.02)		(0.01)		— (b)	(0.02)	0.01	0.02
Net realized and unrealized gain (loss)	5.51		0.11		(0.28)	3.89	3.04	(1.14)
Total from investment operations	5.49		0.10		(0.28)	3.87	3.05	(1.12)
Less distributions to shareholders from:
Net investment income	—		(0.01)		—	—	(0.02)	— (b)
Net realized gains	(2.27)		(0.79)		(2.28)	(1.35)	—	(0.61)
Total distributions	(2.27)		(0.80)		(2.28)	(1.35)	(0.02)	(0.61)
Net asset value, end of period	$15.23		$12.01		$12.71	$15.27	$12.75	$9.72
Total Return (c)	44.08	% (d)	0.86%		1.58%	32.42%	31.39%	(9.63)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$234,357		$163,828		$160,710	$159,435	$120,847	$130,705
Ratio of expenses to average net assets:
Before fees waived	0.87	% (e)	0.90%		0.89%	0.90%	0.90%	0.91%
After fees waived	0.85	% (e)	0.85%		0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.38	)% (e)	(0.10)%		(0.05)%	(0.16)%	(0.18)%	0.11%
After fees waived	(0.36	)% (e)	(0.05)%		(0.01)%	(0.11)%	(0.13)%	0.17%
Portfolio turnover rate	75	% (d)	139	% (f)	43%	72%	53%	67%

(a)	Based on average shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns would have been lower/higher had certain expenses not been waived/recovered by the advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Given the abnormal market circumstances resulting from the COVID-19 situation, the Fund had taken a temporary defensive position. As the market started to recover, the Fund has been reversing its temporary defensive position. This temporary implementation and reversion of the defensive position increased the Fund’s turnover.

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

FINANCIAL HIGHLIGHTS – Institutional Class

(For a share outstanding during each period)

	Six Months
	Ended
	December 31,		Year Ended June 30,
	2020		2020		2019	2018	2017	2016
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$16.90		$15.17		$14.75	$12.61	$10.65	$10.77
Investment operations:
Net investment income (loss) (a)	(0.04)		(0.03)		— (b)	(0.02)	0.04	0.07
Net realized and unrealized gain (loss)	6.00		2.73		0.69	3.48	2.10	(0.12)
Total from investment operations	5.96		2.70		0.69	3.46	2.14	(0.05)
Less distributions to shareholders from:
Net investment income	—		—		—	(0.01)	(0.06)	(0.07)
Net realized gains	(4.03)		(0.97)		(0.27)	(1.31)	(0.12)	—
Total distributions	(4.03)		(0.97)		(0.27)	(1.32)	(0.18)	(0.07)
Net asset value, end of period	$18.83		$16.90		$15.17	$14.75	$12.61	$10.65
Total Return (c)	33.83	% (d)	18.50%		5.09%	28.67%	20.26%	(0.49)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$202,342		$151,308		$133,321	$124,392	$107,823	$88,495
Ratio of expenses to average net assets:
Before fees waived	0.78	% (e)	0.80%		0.79%	0.81%	0.82%	0.83%
After fees waived	0.75	% (e)	0.75%		0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.51	)% (e)	(0.24)%		(0.07)%	(0.18)%	0.26%	0.59%
After fees waived	(0.48	)% (e)	(0.19)%		(0.03)%	(0.12)%	0.33%	0.67%
Portfolio turnover rate	75	% (d)	149	% (f)	0%	43%	43%	77%

(a)	Based on average shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns would have been lower/higher had certain expenses not been waived/recovered by the advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Given the abnormal market circumstances resulting from the COVID-19 situation, the Fund had taken a temporary defensive position. As the market started to recover, the Fund has been reversing its temporary defensive position. This temporary implementation and reversion of the defensive position increased the Fund’s turnover.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.	ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The ERShares Global Fund formerly known as the EntrepreneurShares Global Fund (the “Global Fund”), the ERShares US Small Cap Fund formerly known as the Entrepreneur U.S. Small Cap Fund (the “US Small Cap Fund”), and the ERShares US Large Cap Fund formerly known as the Entrepreneur U.S. Large Cap Fund (the “US Large Cap Fund”) (each separately a “Fund”, or collectively, the “Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The Global Fund commenced operations on November 11, 2010. The US Small Cap Fund commenced operations on December 17, 2013. The US Large Cap Fund commenced operations on June 30, 2014.

The investment objective of the Global Fund is long-term capital appreciation. The Global Fund seeks to achieve its objective by investing in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by EntrepreneurShares, LLC, the Global Fund’s sub-advisor, (the “Sub-Advisor”), and Seaport Global Advisors, LLC formerly known as Weston Capital Advisors, LLC, the Global Fund’s investment advisor (the “Global Advisor”). Dr. Joel M. Shulman has been the Global Fund’s portfolio manager since November 11, 2010 and Managing Director of the Advisor and President of the Sub-Advisor.

The investment objective of the US Small Cap Fund is long-term capital appreciation. The US Small Cap Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of U.S. companies with market capitalization above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC (the “Advisor”, collectively with the Global Advisor, the “Advisors”), the US Small Cap Fund’s investment advisor. Dr. Joel M. Shulman has been the US Small Cap Fund’s portfolio manager since December 17, 2013 and Chief Executive Officer of the Advisor.

The investment objective of the US Large Cap Fund is long-term capital appreciation. The US Large Cap Fund seeks to achieve its objective by investing in equity securities of U.S. companies with market capitalizations that are above $5 billion at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the US Large Cap Fund’s investment advisor. Dr. Joel M. Shulman has been the US Large Cap Fund’s portfolio manager since June 30, 2014 and is Managing Director of the Advisor.

The Global Fund has registered three classes of shares: Class A shares, Retail Class shares and Institutional Class shares. The US Small Cap Fund and US Large Cap Fund each have registered two classes of shares: Institutional Class shares and Retail Class shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the EntrepreneurShares Series Trust Board of Trustees (the “Board”). On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Currently, only Institutional Class shares of each of the Global Fund, US Small Cap Fund and US Large Cap are being offered.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investment Valuation

The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”)) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board. Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments with 61 days or more to maturity at time of purchase are valued at fair market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value price assigned to a security upon sale.

Securities that are not listed on an exchange are valued by the Funds’ Advisors, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisors and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Funds with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

Fair Value Measurement

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access at the measurement date;

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:	Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. During the period ended December 31, 2020, the Funds did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value. The tables below are a summary of the inputs used to value the Funds’ investments as of December 31, 2020.

Global Fund*	Level 1	Level 2	Level 3	Total
Common Stocks	$67,862,514	$—	$—	$67,862,514
Short-Term Investments	13,618,885	—	—	13,618,885
Total Investments	$81,481,399	$—	$—	$81,481,399

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

US Small Cap Fund*	Level 1	Level 2	Level 3	Total
Common Stocks	$229,004,650	$—	$—	$229,004,650
Short-Term Investments	47,076,841	—	—	47,076,841
Total Investments	$276,081,491	$—	$—	$276,081,491

US Large Cap Fund*	Level 1	Level 2	Level 3	Total
Common Stocks	$197,662,956	$—	$—	$197,662,956
Short-Term Investments	14,195,522	—	—	14,195,522
Total Investments	$211,858,478	$—	$—	$211,858,478

*	For further information regarding security characteristic, please see the Schedules of Investments.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Use of Estimates and Indemnifications

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

Federal Income Taxes

The Funds intend to continue to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net realized gains to shareholders.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the six months ended December 31, 2020. The Funds would recognize interest and penalties, if any, related to uncertain tax benefits in the Statements of Operations. During the six months ended December 31, 2020, the Funds did not incur any interest or penalties. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

Distribution to Shareholders

The Funds intend to continue to distribute to their shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

Allocation of Expenses

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable.

Foreign Currency Transactions

The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included in net realized and unrealized gain or (loss) on investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains (losses) arise from the changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income

Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Net realized gains or losses are determined using the high cost identification method.

Securities Lending

Each Fund may lend portfolio securities constituting up to 33-1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and such Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

At December 31, 2020, the value of securities loaned and cash collateral received were as follows:

	Value of	Cash
	Securities	Collateral
	Loaned	Received
Global Fund	$12,288,756	$12,972,409
US Small Cap Fund	$43,656,269	$46,960,121
US Large Cap Fund	$12,882,727	$14,195,522

Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following valuation date of securities loaned. Therefore, the value of the collateral held may be temporarily less than required under the lending contract. As of December 31, 2020 the collateral consisted of BlackRock Liquidity Funds FedFund Portfolio – Institutional Class, Fidelity Investments Money Market Government Portfolio – Class I, Invesco Short-Term Investments Trust Government & Agency Portfolio – Institutional Class and JPMorgan U.S. Government Money Market Fund – Capital Class.

Disclosures about Offsetting Assets and Liabilities

The Funds are required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Funds’ participation in securities lending, and all amounts related to securities lending are presented gross on the Funds’ Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Funds. Please refer to the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.

3.	AGREEMENTS

Global Fund’s Investment Advisory Agreement

Seaport Global Advisors, LLC, a related party of the Global Fund, oversees the performance of the Global Fund and is responsible for overseeing the management of the investment portfolio of the Global Fund. These services are provided under the terms of an investment advisory agreement between the Trust and Global Advisors, pursuant to which Global Advisors receives an annual advisory fee equal to 1.25% of the Global Fund’s average net assets.

Through November 1, 2021, the Advisor has agreed to waive and/or reimburse the Global Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the Global Fund to the amounts of 1.70% per annum of net assets attributable to such shares of the Global Fund.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

Global Advisors shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Global Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Global Fund is not obligated to pay any such reimbursed fees more than three years after the expense was incurred by Global Advisors.

Sub-Advisory services are provided to the Global Fund, pursuant to an agreement between Global Advisors and EntrepreneurShares, LLC. Under the terms of this sub-advisory agreement, Seaport Global Advisors, LLC, not the Global Fund, compensates the Sub-Advisor based on the Global Fund’s average net assets. Certain officers of Seaport Global Advisors, LLC are also officers of the Sub-Advisor. Dr. Shulman is a majority owner of both Global Advisors and the Sub-Advisor.

US Small Cap Fund and US Large Cap Fund Investment Advisory Agreement

Capital Impact Advisors, LLC, a related party of the US Small Cap Fund and the US Large Cap Fund, oversees the performance of the US Small Cap Fund and the US Large Cap Fund and is responsible for overseeing the management of the investment portfolio of the US Small Cap Fund and the US Large Cap Fund. These services are provided under the terms of investment advisory agreements between the Trust and the Advisor, pursuant to which the Advisor receives an annual advisory fee equal to 0.75% of the US Small Cap Fund’s average net assets and 0.65% of the US Large Cap Fund’s average net assets.

Through November 1, 2021 for the US Small Cap Fund and the US Large Cap Fund, the Advisor has agreed to waive and/or reimburse the US Small Cap Fund and the US Large Cap Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the US Small Cap Fund to the amounts of 0.85% per annum of net assets attributable to such shares of the US Small Cap Fund and 0.75% per annum of net assets attributable to shares of the US Large Cap Fund. The Advisor shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the US Small Cap Fund or the US Large Cap Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the US Small Cap Fund and the US Large Cap Fund are not obligated to pay any such reimbursed fees more than three years after the expense was incurred by Advisor.

Waived fees subject to recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
	US Small	US Large
	Cap Fund	Cap Fund
6/30/2021	$29,800	$37,220
6/30/2022	58,897	56,945
6/30/2023	75,687	75,120
12/31/2023	19,795	22,889
Total	$184,179	$192,174

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

4.	INCOME TAXES

The Funds plan to distribute substantially all of the net investment income and net realized gains that they have realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid during the year ended June 30, 2020 and the year ended June 30, 2019 was as follows:

	Global Fund		US Small Cap Fund		US Large Cap Fund
	2020	2019	2020	2019	2020	2019
Distributions paid from:
Ordinary income*	$—	$909,544	$93,892	$5,656,660	$—	$611,730
Long-term capital gains	1,788,910	586,867	9,737,708	18,957,000	8,147,630	1,679,617
Total distributions paid	$1,788,910	$1,496,411	$9,831,600	$24,613,660	$8,147,630	$2,291,347

*	For federal income tax purposes, distribution of short-term capital gains are treated as ordinary income distributions.

The Funds designate long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Funds related to net capital gains to zero for the tax year ended June 30, 2020.

Additionally, U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

As of December 31, 2020, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

		US Small	US Large
	Global Fund	Cap Fund	Cap Fund
Gross unrealized appreciation	$21,193,896	$78,905,385	$53,360,950
Gross unrealized depreciation	(2,188,800)	(4,020,423)	(5,504,611)
Net unrealized appreciation (depreciation) on investments	19,005,096	74,884,962	47,856,339
Tax cost of investments	49,503,894	154,236,408	149,806,617

The table above differs from the financial statements due to timing differences related to the deferral of losses primarily due to wash sales.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

		US Small	US Large
	Global Fund	Cap Fund	Cap Fund
Undistributed ordinary income	$—	$—	$—
Undistributed long-term capital gains	388,596	18,060,134	30,144,283
Accumulated capital and other losses	(246,687)	(155,619)	(243,985)
Unrealized appreciation on investments	12,326,190	15,790,584	29,032,062
Total accumulated earnings	$12,468,099	$33,695,099	$58,932,360

As of June 30, 2020, the Global, US Small Cap and US Large Cap Funds had qualified late-year losses of $246,687, $155,619 and $243,985, respectively, which are deferred until fiscal year 2021 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

5.	RELATED PARTIES

At December 31, 2020, certain officers of the Trust were also employees of the Advisors. However, these officers were not compensated directly by the Funds. Refer to Note 1 for more information.

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2020, for the benefit of its shareholders, MAC & Co., an affiliate of Global Fund, held 81.98% of the total Global Fund shares outstanding. As of December 31, 2020, for the benefit of its shareholders, MAC & Co., an affiliate of the US Small Cap Fund, held 90.91% of the total US Small Cap Fund shares outstanding. As of December 31, 2020, for the benefit of its shareholders, MAC & Co., an affiliate of the US Large Cap Fund, held 91.91% of the total US Large Cap Fund shares outstanding.

7.	INVESTMENT TRANSACTIONS

During the six months ended December 31, 2020, the aggregate purchases and sales of securities (excluding in-kind transactions and short-term securities) were:

		US Small	US Large
	Global Fund	Cap Fund	Cap Fund
Purchases:	$43,234,387	$137,682,272	$128,667,860
Sales:	$43,274,743	$141,536,131	$122,556,008

The Funds did not have any purchases or sales of U.S. Government Securities.

8.	REDEMPTION FEES

Each Fund imposes a redemption fee equal to 2% of the dollar value of the shares redeemed within five business days of the date of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or through the automatic investment plan, shares held in retirement plans (if the plans request a waiver of the fee), or shares redeemed through designated systematic withdrawal plans.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

9.	SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2020, the Global, US Small Cap and US Large Cap Funds had 39.94%, 50.67% and 37.78% of the value of their net assets invested in stocks within the Health Care sector, respectively. As of December 31, 2020, the US Large Cap Fund had 30.22% of the value of its net assets invested in stocks within the Technology sector.

10.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds’ portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

11.	FOREIGN INVESTMENT RISK

The Global Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Global Fund invests in are sometimes open on days when the New York Stock Exchange (“NYSE”) is not open and the Global Fund does not calculate its NAV, and sometimes are not open on days when the NYSE is open and the Global Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time at which the Global Fund calculates its NAV. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time at which the Global Fund calculate its NAV.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

Foreign stocks, as an asset class, may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

12.	CORONAVIRUS (COVID-19) PANDEMIC

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty.

The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

13.	LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended December 31, 2020, the Board and the Trust’s Liquidity Risk Management Program Administrator (the “LPA”) reviewed each Fund’s investments and determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and LPA concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

14.	SUBSEQUENT EVENTS EVALUATION

Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

EntrepreneurShares Series Trust

EXPENSE EXAMPLE
December 31, 2020 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested on July 1, 2020 and held through the period ended December 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of fund shares as described in the Funds’ prospectus. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending
		Account	Account Value		Annualized
		Value	December 31,	Expenses Paid	Expense
		July 1, 2020	2020	During Period	Ratio(a)
ERShares Global Fund	Actual	$1,000.00	$1,358.40	$8.77	1.47%
	Hypothetical (b)	$1,000.00	$1,017.70	$7.51	1.47%
ERShares US Small Cap Fund	Actual	$1,000.00	$1,468.60	$5.27	0.85%
	Hypothetical (b)	$1,000.00	$1,020.86	$4.32	0.85%
ERShares US Large Cap Fund	Actual	$1,000.00	$1,290.00	$4.32	0.75%
	Hypothetical (b)	$1,000.00	$1,021.37	$3.81	0.75%

(a)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (to reflect the one-half year period).

(b)	Represents the hypothetical 5% annual return before taxes.

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION
December 31, 2020 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS

On September 23, 2020, all of the Trustees of EntrepreneurShares Series Trust (the “Trust”) met to discuss, among other things, the continuation of the investment advisory and sub-advisory agreements, if applicable, for the ERShares Global Fund (the “Global Fund”), the ERShares US Small Cap Fund (the “Small Cap Fund”), and the ERShares US Large Cap Fund (the “Large Cap Fund”) (collectively referred to as the “Funds”). In preparation for the meeting they reviewed materials addressing the review and consideration of the investment advisory agreements (the “Agreements”), which included a Gartenberg Memo to the Board of Trustees (the “Board”) from legal counsel, 15(c) analyses for the Funds, and the returns of each Fund and the Funds’ benchmark indices provided in the quarterly Board materials.

Seaport Global Advisors, LLC (“Seaport”) (formerly known as Weston Capital Advisors, LLC) is the Global Fund’s investment adviser, and EntrepreneurShares, LLC (“EntrepreneurShares”) is the Global Fund’s investment sub-adviser. Capital Impact Advisors, LLC (“Capital Impact Advisors”) is the investment adviser to the Small Cap Fund and the Large Cap Fund. Seaport, EntrepreneurShares, and Capital Impact Advisors are referred to herein as the “Advisers,” and the investment advisory agreements for the Global Fund, the Small Cap Fund, and the Large Cap Fund, along with the sub-advisory agreement for the Global Fund, are referred to herein as the “Advisory Agreements.” The Advisers are responsible for management of the investment portfolio of the Funds, and for overall management of the Funds’ business and affairs pursuant to the Advisory Agreements.

At the meeting, the Trustees had ample opportunity to consider matters they deemed relevant in considering the approval of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints. In addition to the materials requested by the Trustees in connection with their consideration of the continuation of the Advisory Agreements, the Trustees received materials in advance of each regular quarterly meeting of the Board of Trustees that provided information relating to the services provided by the Advisers.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Advisory Agreements. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements. In considering the renewal of the Advisory Agreements, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature and Quality of Investment Advisory Services

The Trustees concluded that the nature, extent and quality of the investment advisory services provided to the Funds by the Advisers are satisfactory, and that the nature and extent of the services provided by the Advisers are appropriate to assure that the Funds’ operations are conducted in compliance with applicable laws, rules and regulations. The Trustees considered the experience and knowledge of the Advisers’ personnel as well as information furnished by the Advisers throughout the year at regular Board meetings, which included reports on investment performance, shareholder services, regulatory compliance, and other services provided to the Funds. The Trustees concluded that they have a reasonable belief that the nature, extent and quality of services provided by the Advisers to the Funds are appropriate.

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
December 31, 2020 (Unaudited)

Comparative Fees and Expenses

The Trustees concluded that the advisory fees and net expense ratios of the Funds were not unreasonable, and they believe that the following factors, among others, support these conclusions: (1) the long-term returns of the Funds are generally positive when compared to peers; and (2) the Funds are still relatively small in assets under management when compared to their peer groups, and the Advisers are subsidizing the expenses of the Funds to ensure the Funds remain competitive with other funds.

Comparison of Fee Structures of Other Accounts

The Trustees concluded that the differential in advisory fees between the Funds and the separate accounts managed by the Advisers are reasonable and concluded that the fee rates charged to the Funds in comparison to those charged to the Advisers’ other clients are not unreasonable.

Performance

The Trustees concluded that the performance of the Funds has generally been good on a relative basis and on an absolute basis, with periods of underperformance. They concluded that renewal of the Advisory Agreements was in the best interest of the Funds’ shareholders. They believe that the following factors, among others, support these conclusions: (1) the Advisers manage the Funds in a manner that is materially consistent with their stated investment objective and style; and (2) the long-term returns of the Funds are generally positive in comparison to the peer group.

Costs and Profitability

The Trustees recognized that it is difficult to make comparisons of profitability from investment advisory contracts. The Trustees recognized that the Advisers are subsidizing the expenses of the Funds to ensure the Funds remain competitive with other funds. The Trustees concluded that the level of profitability realized by the Advisers from their provision of services to the Funds is reasonable, and, as noted above, that the overall expense ratios and investment advisory fees are fair and reasonable.

Economies of Scale

The Trustees concluded that the current fees were appropriate at foreseeable asset levels without the need for breakpoints. They believe that the following factors, among others, support these conclusions: (1) based on the materials reviewed at the meeting and the size of the Funds, the Funds have not realized economies of scale; and (2) many of the Funds’ expenses increase as the Funds’ assets grow, such as the intermediary service fees and the costs of conducting research to explore additional investments.

Conclusion

After reviewing the material provided for the meeting, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisers, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, the Trustees, including all of the Independent Trustees, concluded that the Advisory Agreements are fair and reasonable and that the continuation of the Advisory Agreements is in the best interest of the Funds and their shareholders. Accordingly, the Trustees approved the continuation of the Advisory Agreements.

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
December 31, 2020 (Unaudited)

Availability of Quarterly Portfolio Holdings Schedule

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. These filings are available on the SEC’s website www.sec.gov. In addition, the Funds’ Form N-PORT is available without charge, upon request, by calling 1-877-271-8811.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-271-8811, and (2) on the SEC’s website at www.sec.gov.

EntrepreneurShares Series Trust

PRIVACY POLICY
(Unaudited)

As part of the EntrepreneurShares fund family’s long tradition of trust, the confidentiality of personal information is paramount. We maintain high standards to safeguard your personal information. We will remain vigilant and professional in protecting that information and in using it in a fair and lawful manner. As part of this commitment to fulfilling your trust we have formulated this Privacy Policy.

Safeguarding Customer Information and Documents

To conduct regular business, we may collect nonpublic personal information from sources such as:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerances;

●	Account History, including information about the transactions and balances in a customer’s account; and

●	Correspondence, written, telephonic, or electronic between a customer and Seaport Global Advisors, LLC; Capital Impact Advisors, LLC; EntrepreneurShares, LLC, and/or any EntrepreneurShares Mutual Fund or Exchange-Traded Fund product; such as, ERShares Global Fund, ERShares US Large Cap Fund, ERShares US Small Cap, ERShares Entrepreneurs ETF, ERShares NextGen Entrepreneurs ETF, or service providers to Seaport Global Advisors, Capital Impact, EntrepreneurShares, and/or EntrepreneurShares’ Funds.

To conduct regular business, we collect non-public customer data in checklists, forms, in written notations, and in documentation provided to us by our customers for evaluation, registration, licensing or related consulting services. We also create internal lists of such data.

EntrepreneurShares will internally safeguard your nonpublic personal information by restricting access to only those employees who provide products or services to you or those who need access to your information to service your account. In addition, we will maintain physical, electronic and procedural safeguards that meet federal and/or state standards to guard your nonpublic personal information. Failure to observe EntrepreneurShares’ procedures regarding customer and consumer privacy will result in discipline and may lead to termination.

Sharing Nonpublic Personal and Financial Information

As EntrepreneurShares shares nonpublic information solely to service our client accounts, we do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law or otherwise disclosed herein.

EntrepreneurShares is committed to the privacy and protection of our customers’ personal and financial information. We will not share any such information with any affiliated or nonaffiliated third party except:

●	When necessary to complete transactions in a customer account, such as clearing firm.

●	When required to service and/or maintain your account.

●	In order to resolve a customer dispute or inquiry.

●	With persons acting in a fiduciary or representative capacity on behalf of the customer.

●	With rating agencies, persons assessing compliance with industry standards, or to the attorneys, accountants and auditors of the firm.

●	In connection with any sale and / or merger of EntrepreneurShares’ business.

●	To prevent or protect against actual or potential fraud, identity theft, unauthorized transactions, claims or other liability.

●	To comply with all federal, state or local laws, rules, statutes and other applicable legal requirements.

EntrepreneurShares Series Trust

PRIVACY POLICY (Continued)
(Unaudited)

●	In connection with a written agreement to provide advisory services or investment management when the information is released solely for the purpose of providing products or services covered by pursuant to the EntrepreneurShares’ Wrap Fee Program.

●	Upon the customer’s specific instruction, consent or request.

Note: When we share your nonpublic information with any third party for the reasons listed above, we make certain that there are written restrictions in place regarding the use and/or disclosure of said information.

Opt-Out Provisions

It is not a policy of EntrepreneurShares to share nonpublic personal and financial information with affiliated or unaffiliated third parties except under the circumstances noted above. Since sharing under the circumstances noted above is necessary to service customer accounts or is mandated by law, there are no allowances made for clients to opt out.

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ERShares Global Fund Investment Advisor
Seaport Global Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

ERShares Global Fund Investment Sub-Advisor
EntrepreneurShares, LLC
175 Federal Street, Suite #875
Boston, MA 02110

ERShares US Small Cap Fund and ERShares US Large Cap Fund Investment Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5th Floor
Kansas City, MO 64106

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Accountant, Transfer Agent and Dividend Disbursing Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive,
Cincinnati, OH 45246

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

This report is intended only for the information of shareholders or those who have received the applicable Fund’s prospectus which contains information about that Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Semi-Annual Report

EntrepreneurShares Series Trust™

EntrepreneurShares Series Trust (“Trust”) is a registered investment company consisting of separate investment portfolios called “Funds.” This Semi-Annual Report relates solely to the following Funds:

Name	Ticker Symbol
ERShares Entrepreneurs ETF
(formerly, ERShares Entrepreneur 30 ETF)	ENTR
ERShares NextGen Entrepreneurs ETF
(formerly, ERShares Non-US Small Cap ETF)	ERSX

The Funds are exchange-traded funds. This means that shares of the Funds are listed on NYSE Arca, Inc. (“NYSE Arca”) and trade at market prices. The market price for each Fund’s shares may be different from its net asset value per share (“NAV”).

December 31, 2020

175 Federal Street

Suite #875

Boston, MA 02110

Toll Free: 877-271-8811

ERShares Entrepreneurs ETF

SCHEDULE OF INVESTMENTS SUMMARY TABLE
December 31, 2020 (Unaudited)

Percentage of
Net Assets
Communications	26.44%
Consumer Discretionary	10.62%
Health Care	31.95%
Technology	30.45%
Other Assets and Liabilities	0.54%
Total	100.00%

Portfolio holdings and allocations are subject to change.

2

ERShares Entrepreneurs ETF

SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.46%
Communications — 26.44%
Alphabet, Inc., Class A (a)	3,018	$5,289,468
Facebook, Inc., Class A (a)	14,284	3,901,817
Netflix, Inc. (a)	8,693	4,700,566
Roku, Inc. (a)	25,410	8,436,628
Spotify Technology S.A. (a)	10,000	3,146,600
Trade Desk, Inc. (The), Class A (a)	5,044	4,040,244
Twitter, Inc. (a)	89,482	4,845,450
Zillow Group, Inc., Class A (a)	40,351	5,485,315
		39,846,088
Consumer Discretionary — 10.62%
Amazon.com, Inc. (a)	1,757	5,722,426
Copart, Inc. (a)	28,490	3,625,353
Tesla, Inc. (a)	5,328	3,759,810
Wayfair, Inc., Class A (a)	12,814	2,893,529
		16,001,118
Health Care — 31.95%
10X Genomics, Inc., Class A (a)	28,994	4,105,550
CRISPR Therapeutics AG (a)	40,351	6,178,142
Exact Sciences Corp. (a)	20,000	2,649,800
Invitae Corp. (a)	130,877	5,471,967
Masimo Corp. (a)	14,878	3,992,958
ResMed, Inc.	17,569	3,734,467
Seagen, Inc. (a)	20,495	3,589,494
Teladoc Health, Inc. (a)	34,833	6,965,207
Twist Bioscience Corp. (a)	60,351	8,526,992
Veracyte, Inc. (a)	60,000	2,936,400
		48,150,977
Technology — 30.45%
Crowdstrike Holdings, Inc., Class A (a)	18,175	3,849,829
Datadog, Inc. (a)	37,139	3,655,963
NVIDIA Corp.	9,862	5,149,936
Okta, Inc. (a)	16,298	4,143,929
RingCentral, Inc., Class A (a)	10,088	3,823,049
Square, Inc., Class A (a)	40,181	8,744,993
Synopsys, Inc. (a)	15,939	4,132,026
Twilio, Inc., Class A (a)	15,639	5,293,803
Veeva Systems, Inc., Class A (a)	14,839	4,039,918

The accompanying notes are an integral part of these financial statements.

3

ERShares Entrepreneurs ETF

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Technology (Continued)
Zoom Video Communications, Inc., Class A (a)	9,079	$3,062,528
		45,895,974
TOTAL COMMON STOCKS (Cost $112,579,331)		149,894,157

Total Investments — 99.46% (Cost $112,579,331)		149,894,157
Other Assets in Excess of Liabilities — 0.54%		816,154
Net Assets — 100.00%		$150,710,311

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

4

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS SUMMARY TABLE
December 31, 2020 (Unaudited)

Percentage of
Net Assets
Communications	17.37%
Consumer Discretionary	19.38%
Consumer Staples	2.81%
Energy	4.32%
Financials	9.05%
Health Care	11.03%
Industrials	6.64%
Real Estate	1.14%
Technology	26.29%
Other Assets and Liabilities	1.97%
Total	100.00%

Portfolio holdings and allocations are subject to change.

5

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.03%
Australia — 14.45%
Communications — 4.57%
carsales.com, Ltd.	44,438	$686,390
SEEK, Ltd.	48,398	1,061,120
		1,747,510
Consumer Discretionary — 3.80%
Harvey Norman Holdings, Ltd.	213,635	772,033
Kogan.com, Ltd.	46,745	685,808
		1,457,841
Financials — 3.75%
Afterpay, Ltd. (a)	15,799	1,436,220

Technology — 2.33%
Pro Medicus, Ltd.	33,918	894,043

Total Australia		5,535,614

Belgium — 2.00%
Technology — 2.00%
Materialise NV - ADR (a)	14,142	766,638

Total Belgium		766,638

Bermuda — 1.98%
Financials — 1.98%
Enstar Group, Ltd. (a)	3,713	760,757

Total Bermuda		760,757

Canada — 3.21%
Financials — 1.10%
First National Financial Corp.	12,909	420,666

Real Estate — 1.14%
Tricon Residential, Inc.	48,659	436,933

Technology — 0.97%
Real Matters, Inc. (a)	24,760	373,666

Total Canada		1,231,265

The accompanying notes are an integral part of these financial statements.

6

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Cayman Islands — 2.13%
Consumer Discretionary — 2.13%
NagaCorp, Ltd.	620,846	$815,445

Total Cayman Islands		815,445

China — 20.91%
Communications — 5.20%
Bilibili, Inc. - ADR (a)	19,279	1,652,596
DouYu International Holdings, Ltd. - ADR (a)	30,938	342,174
		1,994,770
Consumer Discretionary — 5.12%
Bosideng International Holdings, Ltd.	2,029,091	1,034,639
Niu Technologies - ADR (a)	33,000	925,650
		1,960,289
Consumer Staples — 1.04%
Ausnutria Dairy Corp., Ltd.	236,156	396,821

Energy — 1.59%
Tianneng Power International, Ltd.	251,625	608,002

Financials — 2.22%
Futu Holdings, Ltd. - ADR (a)	18,565	849,349

Health Care — 2.50%
3SBio, Inc.	499,947	456,409
China Medical System Holdings, Ltd.	448,599	501,169
		957,578
Technology — 3.24%
Kingdee International Software Group Co., Ltd.	304,974	1,245,074

Total China		8,011,883

France — 1.16%
Health Care — 1.16%
Cellectis S.A. - ADR (a)	16,500	446,490

Total France		446,490

The accompanying notes are an integral part of these financial statements.

7

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Israel — 9.34%
Communications — 4.70%
Fiverr International, Ltd. (a)	5,491	$1,071,294
Wix.com, Ltd. (a)	2,925	731,133
		1,802,427
Technology — 4.64%
AudioCodes, Ltd.	17,276	475,954
CyberArk Software, Ltd. (a)	5,726	925,264
Radware, Ltd. (a)	13,600	377,400
		1,778,618
Total Israel		3,581,045

Japan — 10.86%
Communications — 1.02%
Akatsuki, Inc.	9,714	390,021

Industrials — 5.16%
JTOWER, Inc. (a)	9,428	978,776
Raksul, Inc. (a)	15,711	678,534
S-Pool, Inc.	44,248	323,228
		1,980,538
Technology — 4.68%
GMO Payment Gateway, Inc.	6,783	911,523
SHIFT, Inc. (a)	6,363	881,748
		1,793,271
Total Japan		4,163,830

Luxembourg — 3.45%
Technology — 3.45%
Globant S.A. (a)	4,254	925,713
Solutions 30 S.E. (a)	30,967	398,427
		1,324,140
Total Luxembourg		1,324,140

Singapore — 0.35%
Consumer Discretionary — 0.35%
Best World International, Ltd. (b)(c)	128,500	132,234

Technology — 0.00%
Hi-P International, Ltd.	83	126

Total Singapore		132,360

The accompanying notes are an integral part of these financial statements.

8

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Sweden — 10.80%
Consumer Discretionary — 4.72%
Evolution Gaming Group A.B.	9,900	$995,292
Instalco A.B.	26,927	813,281
		1,808,573
Health Care — 2.85%
Cellavision A.B. (a)	10,038	373,777
Sectra A.B.	8,124	719,271
		1,093,048
Technology — 3.23%
Sinch A.B. (a)	7,611	1,237,740

Total Sweden		4,139,361

Switzerland — 4.52%
Health Care — 4.52%
CRISPR Therapeutics AG (a)	11,313	1,732,133

Total Switzerland		1,732,133

United Kingdom — 10.14%
Communications — 1.88%
Frontier Developments plc (a)	17,101	719,869

Consumer Discretionary — 3.26%
Dunelm Group plc	35,566	588,853
Frasers Group plc (a)	107,036	659,113
		1,247,966
Consumer Staples — 1.77%
Fevertree Drinks plc	19,613	678,504

Industrials — 1.48%
HomeServe plc	40,542	567,668

Technology — 1.75%
Computacenter plc	20,073	672,189

Total United Kingdom		3,886,196

The accompanying notes are an integral part of these financial statements.

9

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
United States — 2.73%
Energy — 2.73%
SolarEdge Technologies, Inc. (a)	3,275	$1,045,118

Total United States		1,045,118

TOTAL COMMON STOCKS (Cost $25,254,929)		37,572,275

Total Investments — 98.03% (Cost $25,254,929)		37,572,275
Other Assets in Excess of Liabilities — 1.97%		754,574
Net Assets — 100.00%		$38,326,849

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of December 31, 2020 was $132,234, representing 0.35% of net assets.

(c)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

10

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS COUNTRY OF RISK TABLE
December 31, 2020 (Unaudited)

Percentage of
Investments
Australia	14.73%
Belgium	2.04%
Bermuda	2.02%
Canada	3.28%
Cayman Islands	2.17%
China	21.34%
France	1.19%
Israel	9.53%
Japan	11.08%
Luxemburg	3.52%
Singapore	0.35%
Sweden	11.02%
Switzerland	4.61%
United Kingdom	10.34%
United States	2.78%
Total	100.00%

11

EntrepreneurShares Series Trust

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Assets
Investments, at cost	$112,579,331	$25,254,929
Investments, at fair value	149,894,157	37,572,275
Foreign currencies, at value (cost $2,279 and $747,754)	2,279	759,967
Receivable for investments sold	3,573,534	—
Dividends and interest receivable	—	17,233
Total Assets	153,469,970	38,349,475

Liabilities
Payable for investments purchased	2,693,602	—
Unified fee	66,057	22,626
Total Liabilities	2,759,659	22,626
Net Assets	$150,710,311	$38,326,849

Net Assets consist of:
Paid-in capital	93,812,157	27,412,304
Accumulated earnings	56,898,154	10,914,545
Net Assets	$150,710,311	$38,326,849

Net Assets	$150,710,311	$38,326,849
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,750,000	1,650,000
Net asset value (offering and redemption price per share)	$26.21	$23.23

The accompanying notes are an integral part of these financial statements.

12

EntrepreneurShares Series Trust

STATEMENTS OF OPERATIONS
For the six months ended December 31, 2020 (Unaudited)

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Investment Income
Dividend income (net of foreign taxes withheld of $— and $23,442)	$43,818	$159,387
Interest income	164	8
Total investment income	43,982	135,953

Expenses
Unified fee	350,659	122,551
Total expenses	350,659	122,551
Net investment income (loss)	(306,677)	13,402

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	25,365,141	1,386,095
Foreign currency transactions	—	(3,369)
Net realized gain	25,365,141	1,382,726

Change in unrealized appreciation on:
Investments	13,004,317	9,291,265
Foreign currency translations	—	8,835
Net change in unrealized appreciation	13,004,317	9,300,100
Net realized and change in unrealized gain on investments	38,369,458	10,682,826
Net increase in net assets resulting from operations	$38,062,781	$10,696,228

The accompanying notes are an integral part of these financial statements.

13

EntrepreneurShares Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

			ERShares NextGen
	ERShares Entrepreneurs ETF		Entrepreneurs ETF
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31,	June 30,	December 31,	June 30,
	2020	2020	2020	2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(306,677)	$(39,254)	$13,402	$163,266
Net realized gain (loss) on investments, in-kind redemptions and foreign currency transactions	25,365,141	8,359,373	1,382,726	(2,555,322)
Net change in unrealized appreciation on investments and foreign currency translations	13,004,317	11,499,544	9,300,100	2,810,767
Net increase in net assets resulting from operations	38,062,781	19,819,663	10,696,228	418,711

Distributions to Shareholders
From earnings	(9,414,439)	(61,004)	(183,374)	(430,110)
Change in net assets from distributions	(9,414,439)	(61,004)	(183,374)	(430,110)

Capital Transactions
Proceeds from shares issued	5,720,853	22,269,438	3,851,360	4,215,173
Cost of shares redeemed	—	(2,642,935)	(2,963,760)	—
Net increase in net assets resulting from capital transactions	5,720,853	19,626,503	887,600	4,215,173
Total Increase in Net Assets	34,369,195	39,385,162	11,400,454	4,203,774

Net Assets
Beginning of period	116,341,116	76,955,954	26,926,395	22,722,621
End of period	$150,710,311	$116,341,116	$38,326,849	$26,926,395

Share Transactions
Issued	250,000	1,250,000	200,000	250,000
Redeemed	—	(150,000)	(150,000)	—
Net increase in shares outstanding	250,000	1,100,000	50,000	250,000

The accompanying notes are an integral part of these financial statements.

14

ERShares Entrepreneurs ETF

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months					Period
	Ended					Ended
	December 31,		Year Ended June 30,			June 30,
	2020		2020		2019	2018 (a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$21.15		$17.49		$17.57	$15.00

Investment operations:
Net investment income (loss)	(0.05)		(0.01)		0.02	0.03
Net realized and unrealized gain	6.76		3.68		0.42	2.55
Total from investment operations	6.71		3.67		0.44	2.58

Less distributions to shareholders from:
Net investment income	—		(0.01)		(0.03)	(0.01)
Net realized gains	(1.65)		—		(0.49)	—
Total distributions	(1.65)		(0.01)		(0.52)	(0.01)
Net asset value, end of period	$26.21		$21.15		$17.49	$17.57
Total Return (b)	31.31	% (c)	21.03%		3.14%	17.43	% (c)
Total Return at Market (d)	31.05	% (c)	21.06%		2.78%	17.76	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$150,710		$116,341		$76,956	$73,814
Ratio of Net Expenses to Net Assets (e)	0.49	% (f)	0.49%		0.49%	0.49	% (f)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.43	)% (f)	(0.05)%		0.12%	0.25	% (f)
Portfolio turnover rate	86	% (c)	130	% (g)	39%	32	% (c)

(a)	For the period November 7, 2017 (commencement of operations) to June 30, 2018.

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Not annualized.

(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e)	The Fund operates under a “Unified Fee” structure under which the Advisor pays substantially all of the expenses for the Fund. The Fund pays the Advisor the Unified Fee, an amount based on its average net assets, computed daily and paid monthly. The Fund pays the Advisor 0.49%. Out of these fees, the Advisor pays substantially all of the Fund’s expenses.

(f)	Annualized.

(g)	Given the abnormal market circumstances during the quarter ending June 30, 2020, as a result of the COVID-19 situation; the Fund had taken a temporary defensive approach. Implementing the temporary defensive measure resulted in the increase in portfolio turnover for the Fund. The Fund’s exposure to the Entrepreneur 30 Index had been reduced in line with the following guideline of the prospectus “Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Entrepreneur 30 Index.”

The accompanying notes are an integral part of these financial statements.

15

ERShares NextGen Entrepreneurs ETF

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months		Year	Period
	Ended		Ended	Ended
	December 31,		June 30,	June 30,
	2020		2020	2019 (a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$16.83		$16.83	$15.00

Investment operations:
Net investment income	—	(b)	0.08	0.14
Net realized and unrealized gain	6.51		0.19	1.69	(c)
Total from investment operations	6.51		0.27	1.83

Less distributions to shareholders from:
Net investment income	(0.11)		(0.27)	—
Net realized gains	—		—	—
Total distributions	(0.11)		(0.27)	—
Net asset value, end of period	$23.23		$16.83	$16.83
Total Return(d)	38.73	% (e)	1.55%	12.22	% (e)
Total Return at Market(f)	39.06	% (e)	0.96%	12.57	% (e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$38,327		$26,926	$22,723
Ratio of Net Expenses to Net Assets(g)	0.75	% (h)	0.75%	0.75	% (h)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.08	% (h)	0.64%	3.99	% (h)
Portfolio turnover rate	55	% (e)	139%	138	% (e)

(a)	For the period December 27, 2018 (commencement of operations) to June 30, 2019.

(b)	Rounds to less than $0.005 per share.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of purchases and sales of Fund shares in relation to fluctuating market values during the period.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)	Not annualized.

(f)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g)	The Fund operates under a “Unified Fee” structure under which the Advisor pays substantially all of the expenses for the Fund. The Fund pays the Advisor the Unified Fee, an amount based on its average net assets, computed daily and paid monthly. The Fund pays the Advisor 0.75% of its net assets. Out of these fees, the Advisor pays substantially all of the Fund’s expenses.

(h)	Annualized.

The accompanying notes are an integral part of these financial statements.

16

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

(1)	Organization

EntrepreneurShares Series Trust™ (the “Trust”) was organized on July 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of five funds and is authorized to issue an unlimited number of shares of beneficial interest for each fund (“Shares”). The accompanying financial statements are those of the ERShares Entrepreneurs ETF (previously known as ERShares Entrepreneur 30 ETF) and the ERShares NextGen Entrepreneurs ETF (previously known as ERShares Non-US Small Cap ETF) (individually referred to as a “Fund” or collectively as the “Funds”). The Funds are exchange-traded funds whose investment objectives are to seek investment results that correspond (before fees and expenses) generally to the performance of their underlying indices, the Entrepreneur 30 Index and the Entrepreneur Non-US Small Cap Index, respectively. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The Funds are non-diversified and therefore may invest a greater percentage of their assets in fewer issuers than a diversified fund. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares of at least 50,000 Shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold their investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for

17

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use fair value adjustment factors provided daily by an independent pricing vendor to value certain foreign equity securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE Arca. These securities are considered as Level 2 in the fair value hierarchy.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes or the last sale price where appropriate; otherwise, fair value will be determined in accordance with fair value procedures approved by the Board.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds may invest in American Depositary Receipts as well as other “hybrid” forms of depositary receipts, including Global Depositary Receipts. These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries, a portion of which may be reclaimable. The Funds may be subject to foreign taxes on capital gains on the sale of securities or foreign currency transactions. The Funds accrue foreign capital gains taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Such

18

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets.

Level 2 –	Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following table provides the fair value measurement as of December 31, 2020, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for each Fund.

ERShares Entrepreneurs ETF	Level 1	Level 2	Level 3	Total
Common Stocks*	$149,894,157	$—	$—	$149,894,157
Total Investments	$149,894,157	$—	$—	$149,894,157

ERShares NextGen Entrepreneurs ETF
Common Stocks*	$14,258,928	$23,313,347	$—	$37,572,275
Total Investments	$14,258,928	$23,313,347	$—	$37,572,275

*	For further information regarding security characteristic, please see the Schedules of Investments.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

19

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

C. Cash

Idle cash may be swept into various overnight demand deposits and is classified as cash or foreign currency on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

The Funds intend to distribute to their shareholders net investment income and net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to return of capital from investments.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3)	Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Capital Impact Advisors, LLC (the “Advisor”) a related party, serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the oversight of the Board, the Advisor is responsible for the overall management of each Fund. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, a “Unified Fee”. The ERShares Entrepreneurs ETF pays 0.49% of the Fund’s average daily net assets, computed daily and paid monthly. The ERShares NextGen Entrepreneurs ETF pays 0.75% of the Fund’s average daily net assets, computed daily and paid monthly. Out of the Unified Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds’ business. The Advisor’s Unified Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds.

B. General

At December 31, 2020, certain officers of the Trust are officers, directors and/or trustees of the Advisor. Certain officers of the Trust were also employees of the Advisor. These officers were not compensated directly by the Funds.

20

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

(4)	Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended December 31, 2020 were as follows:

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Purchases:	$122,937,927	$18,219,381
Sales:	$126,396,065	$18,904,094

Purchases and sales of in-kind transactions for the six months ended December 31, 2020 were as follows:

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Purchases:	$5,539,545	$3,649,494
Sales:	$—	$2,104,429

(5)	Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs the Funds incur to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the six months ended December 31, 2020, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) as follows:

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Shares	$28,240	$933,392
Fair Value	$5,539,545	$3,649,494

21

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

(6)	Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

As of December 31, 2020, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	ERShares	ERShares
	Entrepreneurs	Entrepreneurs
	ETF	NextGen ETF
Gross unrealized appreciation	$39,266,743	$12,104,120
Gross unrealized depreciation	(2,764,208)	(820,931)
Net unrealized appreciation (depreciation) on investments	36,502,535	11,283,189
Tax cost of investments	113,391,622	26,289,086

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

The tax character of distributions paid during the fiscal years ended June 30, 2020 and June 30, 2019 was as follows:

	ERShares		ERShares Entrepreneurs
	Entrepreneurs ETF		NextGen ETF
	2020	2019	2020	2019
Distributions paid from:
Ordinary income (a)	$—	$2,257,366	$430,110	$—
Long-term capital gains	61,004	5,548	—	—
Total distributions paid	$61,004	$2,262,914	$430,110	$—

22

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	ERShares	ERShares
	Entrepreneurs	Entrepreneurs
	ETF	NextGen ETF
Undistributed ordinary income	$—	$137,270
Undistributed long-term capital gains	4,751,594	—
Accumulated capital and other losses	—	(1,730,994)
Unrealized appreciation on investments	23,498,218	1,995,415
Total accumulated earnings	$28,249,812	$401,691

Permanent Tax Differences

As of the year ended June 30, 2020, the Funds had a net capital loss carryforward (“CLCF”) as summarized in the table below. This CLCF is not subject to expiration:

	ERShares	ERShares
	Entrepreneurs	Entrepreneurs
	ETF	NextGen ETF
Short-Term Amount	$—	$(1,458,554)
Long-Term Amount	—	(272,440)
Total	$—	$(1,730,994)

(7)	Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2020, the ERShares Entrepreneurs ETF and ERShares Entrepreneurs NextGen ETF had 30.45% and 26.29% of the value of their net assets invested in stocks within the Technology sector, respectively. As of December 31, 2020, the ERShares Entrepreneurs ETF had 26.44% of the value of its net assets invested in stocks within the Communications sector and 31.95% of the value of its net assets invested in stocks within the Health Care sector.

23

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds’ portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

(8)	Coronavirus (COVID-19) Pandemic

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds; the performance of the securities in which the Funds invest may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

24

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020 (Unaudited)

(9)	Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended December 31, 2020, the Board and the Trust’s Liquidity Risk Management Program Administrator (the “LPA”) reviewed each Fund’s investments and determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and LPA concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

(10)	Subsequent Events

Effective March 23, 2021, each Fund will begin to pursue an active rather than passive investment strategy. In furtherance of this change, each Fund’s investment objective will be revised as follows:

●	The ERShares Entrepreneurs ETF seeks long-term capital appreciation.

●	The ERShares NextGen Entrepreneurs ETF seeks long-term capital appreciation.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

25

EntrepreneurShares Series Trust

EXPENSE EXAMPLE
December 31, 2020 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested on July 1, 2020 and held through the period ended December 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in the applicable Fund’s prospectus. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses	Annualized
		Account Value	December 31,	Paid During	Expense
		July 1, 2020	2020	Period	Ratio (a)
ERShares Entrepreneurs ETF	Actual	$1,000.00	$1,313.10	$2.85	0.49%
	Hypothetical(b)	$1,000.00	$1,022.67	$2.49	0.49%
ERShares NextGen Entrepreneurs ETF	Actual	$1,000.00	$1,387.30	$4.50	0.75%
	Hypothetical(b)	$1,000.00	$1,021.37	$3.81	0.75%

(a)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/366 (to reflect the one-half year period).

(b)	Represents the hypothetical 5% annual return before taxes.

26

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION
December 31, 2020 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS

On September 23, 2020, all of the Trustees of EntrepreneurShares Series Trust (the “Trust”) met to discuss, among other things, the continuation of the investment advisory agreements for the ERShares NextGen Entrepreneurs ETF (formerly known as the ERShares Non-US Small Cap ETF) and ERShares Entrepreneurs ETF (formerly known as the ERShares Entrepreneur 30 ETF) (collectively referred to as the “Funds”). In preparation for the meeting they reviewed materials addressing the review and consideration of the investment advisory agreements (the “Advisory Agreements”), which included a Gartenberg Memo to the Board of Trustees (the “Board”) from legal counsel, 15(c) analyses for the Funds, and the returns of each Fund and the Funds’ benchmark indices provided in the quarterly Board materials.

Capital Impact Advisors, LLC (“Adviser”) is the investment adviser to the Funds. The Adviser is responsible for management of the investment portfolio of the Funds, and for overall management of the Funds’ business and affairs pursuant to the Advisory Agreements.

At the meeting, the Trustees had ample opportunity to consider matters they deemed relevant in considering the approval of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints. In addition to the materials requested by the Trustees in connection with their consideration of the continuation of the Advisory Agreements, the Trustees received materials in advance of each regular quarterly meeting of the Board of Trustees that provided information relating to the services provided by the Adviser.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Advisory Agreements. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements. In considering the renewal of the Advisory Agreements, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature and Quality of Investment Advisory Services

The Trustees concluded that the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser are satisfactory, and that the nature and extent of the services provided by the Adviser is appropriate to assure that the Funds’ operations are conducted in compliance with applicable laws, rules and regulations. The Trustees considered the experience and knowledge of the Adviser’s personnel as well as information furnished by the Adviser throughout the year at regular Board meetings, which included reports on investment performance, shareholder services, regulatory compliance, and other services provided to the Funds. The Trustees concluded that they have a reasonable belief that the nature, extent and quality of services provided by the Advisor to the Funds are appropriate.

Comparative Fees and Expenses

The Trustees concluded that the advisory fees and net expense ratios of the Funds were not unreasonable, and they believe that the following factors, among others, support these conclusions: (1) the long-term returns of the Funds are generally positive when compared to peers; and (2) the Funds are still relatively small in assets under management when compared to their peer groups, and the Adviser is subsidizing the expenses of the Funds to ensure the Funds remain competitive with other funds.

27

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
December 31, 2020 (Unaudited)

Comparison of Fee Structures of Other Accounts

The Trustees concluded that the differential in advisory fees between the Funds and the separate accounts managed by the Adviser are reasonable and concluded that the fee rates charged to the Funds in comparison to those charged to the Adviser’s other clients are not unreasonable.

Performance

The Trustees concluded that the performance of the Funds has generally been good on a relative basis and on an absolute basis, with periods of underperformance. They concluded that renewal of the Advisory Agreements was in the best interest of the Funds’ shareholders. They believe that the following factors, among others, support these conclusions: (1) the Adviser manages the Funds in a manner that is materially consistent with their stated investment objective and style; and (2) the long-term returns of the Funds are generally positive in comparison to the peer group.

Costs and Profitability

The Trustees recognized that it is difficult to make comparisons of profitability from investment advisory contracts. The Trustees recognized that the Adviser is subsidizing the expenses of the Funds to ensure the Funds remain competitive with other funds. The Trustees concluded that the level of profitability realized by the Adviser from its provision of services to the Funds is reasonable, and, as noted above, that the overall expense ratios and investment advisory fees are fair and reasonable.

Economies of Scale

The Trustees concluded that the current fees were appropriate at foreseeable asset levels without the need for breakpoints. They believe that the following factors, among others, support these conclusions: (1) based on the materials reviewed at the meeting and the size of the Funds, the Funds have not realized economies of scale; and (2) many of the Funds’ expenses increase as the Funds’ assets grow, such as the intermediary service fees and the costs of conducting research to explore additional investments.

Conclusion

After reviewing the material provided for the meeting, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, the Trustees, including all of the Independent Trustees, concluded that the Advisory Agreements are fair and reasonable and that the continuation of the Advisory Agreements is in the best interest of the Funds and their shareholders. Accordingly, the Trustees approved the continuation of the Advisory Agreements.

28

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
December 31, 2020 (Unaudited)

Availability of Quarterly Portfolio Holdings Schedule

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. These filings are available on the SEC’s website www.sec.gov. In addition, the Funds’ Form N-PORT is available without charge, upon request, by calling 1-877-271-8811.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-271-8811, and (2) on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.entrepreneurshares.com.

29

EntrepreneurShares Series Trust

PRIVACY POLICY
(Unaudited)

As part of the EntrepreneurShares fund family’s long tradition of trust, the confidentiality of personal information is paramount. We maintain high standards to safeguard your personal information. We will remain vigilant and professional in protecting that information and in using it in a fair and lawful manner. As part of this commitment to fulfilling your trust we have formulated this Privacy Policy.

Safeguarding Customer Information and Documents

To conduct regular business, we may collect nonpublic personal information from sources such as:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerances;

●	Account History, including information about the transactions and balances in a customer’s account; and

●	Correspondence, written, telephonic, or electronic between a customer and Seaport Global Advisors, LLC; Capital Impact Advisors, LLC; EntrepreneurShares, LLC, and/or any EntrepreneurShares Mutual Fund or Exchange-Traded Fund product; such as, ERShares Global Fund, ERShares US Large Cap Fund, ERShares US Small Cap, ERShares Entrepreneurs ETF, ERShares NextGen Entrepreneurs ETF, or service providers to Seaport Global Advisors, Capital Impact, EntrepreneurShares, and/or EntrepreneurShares’ Funds.

To conduct regular business, we collect non-public customer data in checklists, forms, in written notations, and in documentation provided to us by our customers for evaluation, registration, licensing or related consulting services. We also create internal lists of such data.

EntrepreneurShares will internally safeguard your nonpublic personal information by restricting access to only those employees who provide products or services to you or those who need access to your information to service your account. In addition, we will maintain physical, electronic and procedural safeguards that meet federal and/or state standards to guard your nonpublic personal information. Failure to observe EntrepreneurShares’ procedures regarding customer and consumer privacy will result in discipline and may lead to termination.

Sharing Nonpublic Personal and Financial Information

As the Firm shares nonpublic information solely to service our client accounts, we do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law or otherwise disclosed herein.

EntrepreneurShares is committed to the privacy and protection of our customers’ personal and financial information. We will not share any such information with any affiliated or nonaffiliated third party except:

●	When necessary to complete transactions in a customer account, such as clearing firm.

●	When required to service and/or maintain your account.

●	In order to resolve a customer dispute or inquiry.

●	With persons acting in a fiduciary or representative capacity on behalf of the customer.

●	With rating agencies, persons assessing compliance with industry standards, or to the attorneys, accountants and auditors of the firm.

●	In connection with any sale and / or merger of EntrepreneurShares’ business.

●	To prevent or protect against actual or potential fraud, identity theft, unauthorized transactions, claims or other liability.

●	To comply with all federal, state or local laws, rules, statutes and other applicable legal requirements.

30

EntrepreneurShares Series Trust

PRIVACY POLICY (Continued)
(Unaudited)

●	In connection with a written agreement to provide advisory services or investment management when the information is released solely for the purpose of providing products or services covered by pursuant to the EntrepreneurShares’ Wrap Fee Program.

●	Upon the customer’s specific instruction, consent or request.

Note: When we share your nonpublic information with any third party for the reasons listed above, we make certain that there are written restrictions in place regarding the use and/or disclosure of said information.

Opt-Out Provisions

It is not a policy of EntrepreneurShares to share nonpublic personal and financial information with affiliated or unaffiliated third parties except under the circumstances noted above. Since sharing under the circumstances noted above is necessary to service customer accounts or is mandated by law, there are no allowances made for clients to opt out.

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Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

Index Sponsor
EntrepreneurShares LLC
175 Federal Street, Suite #875
Boston, MA 02110

Independent Registered Public Accounting Firm
BBD LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Custodian
Citibank, N.A.
111 Wall Street
New York, NY 10005

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Accountant, Transfer Agent and Dividend Disbursing Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive,
Cincinnati, OH 45246

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

This report is intended only for the information of shareholders or those who have received the applicable Fund’s prospectus which contains information about that Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principle Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EntreprenuerShares Series Trust

By (Signature and Title)  /s/ Dr. Joel M. Shulman

Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date 3/5/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Dr. Joel M. Shulman

Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date 3/5/2021